	UNITED STATES			OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549			OMB Number: 3235-0456
Expires: March 31, 2012
	FORM 24F-2			Estimated average burden
	Annual Notice of Securities Sold			hours per response……2
Pursuant to Rule 24f-2

Name and address of issuer:

COUNTRY Mutual Funds Trust
c/o COUNTRY Fund Management, a Dept. of COUNTRY Trust Bank
1705 Towanda Ave.
Bloomington, IL 61702

The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securites of the issuer,
	check the box but do not list series or classes):		[ ]

COUNTRY Growth Fund
COUNTRY Balanced Fund
COUNTRY Tax Exempt Bond Fund
COUNTRY Short-Term Bond Fund
COUNTRY Bond Fund

	Investment Company Act File Number:		811-10475

	Securities Act File Number:		333-68270

Last day of fiscal year for which this Form is filed:
June 30, 2004

[ X ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

[ ]	Check box if this is the last time the issuer will be filing this Form.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the
	fiscal year pursuant to section 24(f):				$52,603,514	[1]

(ii)	Aggregate price of securities redeemed or
	repurchased during the fiscal year:		$49,899,036

(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
	to the Commission:		$1,927,227	[1]

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				$51,826,263	[1]

(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:				$777,251	[2]

(vi)	Redemption credits available for use in future years		$(0)
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See
	Instruction C.9):			X	0.0001267	[3]

(viii)	Registration fee due [multiply Item 5(v) by Item
	5(vii)] (enter "0" if no fee is due):		=		$98.48	[3]

[1]	Includes adjustment to correct calculation in Form 24f-2 filed for fiscal year 2002, 2003 and 2004.
[2]	Amount originally reported was $539,413. The incremental amounts of $291,240 and $53,402 are being reported on EDGAR submission header page of this Amendment as "Sales Proceeds" and "Redeemed Value", respectively.
[3]	This Amendment reflects all values that should have been originally reported. The registration fee due originally reported and paid on
September 10, 2004 was $68.34. The additional registration fee due with this Amendment is calculated by multiplying the net incremental amount of $237,838 by the current SEC fee multiplier of 0.0000558, resulting in an additional registration fee due of $13.27. The interest due at the 'current value of funds rate' of 3.0% is $1.98. The additional registration fee, plus interest being paid with this Amendment, is $15.25.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : .

Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):

				+$	-	[3]

Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				=$	98.48	[3]

Date the registration fee and any interest payment was sent to the Commission's lockbox depository:				9/15/2009

Method of Delivery:

	[ X ]	Wire Transfer

	[ ]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Erik Gravelle

Erik Gravelle, Vice President

Date	9/15/2009